COMMITMENTS AND CONTINGENCIES - Table Of Guarantees (Details) ¥ in Thousands	Sep. 30, 2024 USD ($) borrower	Sep. 30, 2024 CNY (¥) borrower	Mar. 31, 2024 USD ($) borrower	Mar. 31, 2024 CNY (¥) borrower
Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	$ 1,424,989
Amount of guarantee outstanding	1,399,339
Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	1,424,989
Amount of guarantee outstanding	1,382,239
Mr. Jie Xiao
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	2,137,483
Amount of guarantee outstanding	1,424,989
Credit Guarantee | Xinjiang YSX
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	$ 4,200,000	¥ 29,520	$ 4,200,000	¥ 29,520
Credit Guarantee | Unrelated parties | Xinjiang YSX
COMMITMENTS AND CONTINGENCIES
Number of borrowers guaranteed | borrower	2	2	2	2
Credit Guarantee | Related party | Xinjiang YSX
COMMITMENTS AND CONTINGENCIES
Number of borrowers guaranteed | borrower	1	1	1	1
Credit Guarantee | Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	$ 1,424,989	¥ 10,000
Amount of guarantee outstanding	1,399,339	9,820	$ 1,399,339	¥ 9,820
Credit Guarantee | Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	1,424,989	10,000
Amount of guarantee outstanding	1,382,239	9,700	$ 1,382,239	¥ 9,700
Credit Guarantee | Mr. Jie Xiao
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	2,137,483	15,000
Amount of guarantee outstanding	$ 1,424,989	¥ 10,000